Short-Term Bank Loans - Summary of Short-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings	¥ 15,085	$ 2,194	¥ 22,500
Short-term bank loans [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings	¥ 15,085		¥ 22,500